Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
2021	$ 131	$ 285
2022	1,280	1,280
2023	970	970
2024	1,324	1,324
2025	1,360
2026 and thereafter	11,322
Total	$ 16,387	$ 16,541